INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS [Abstract]
Disclosure of detailed information about intangible assets [text block]
Total
US$’000
Cost:
Balance at 1 January 2019	6,770
Additions	161
Effect of foreign currency exchange differences	126
Balance at 31 December 2019	7,057
Additions	352
Reclassification to disposal group held for sale (Note 40) (i)	(10)
Effect of foreign currency exchange differences	270
Balance at 31 December 2020	7,669

Accumulated amortisation:
Balance at 1 January 2019	3,093
Amortisation	29
Effect of foreign currency exchange differences	122
Balance at 31 December 2019	3,244
Amortisation	146
Reclassification to disposal group held for sale (Note 40) (i)	(10)
Effect of foreign currency exchange differences	562
Balance at 31 December 2020	3,942

Impairment:
Balance at 1 January 2019, 31 December 2019	3,636
Effect of foreign currency exchange differences	(314)
Balance at 31 December 2020	3,322

Carrying Amount:
At 31 December 2020	405
At 31 December 2019	177

(i)

For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.